Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DEFINED CONTRIBUTION AND BENEFIT PLANS

The Company records the funded status of the Company’s defined benefit plans in the consolidated balance sheet. Actuarial gains and losses and prior service costs continue to be deferred and recognized in expense ratably over appropriate future periods, but the overfunded or underfunded status of the defined benefit plans is now measured as the difference between the fair value of plan assets and the projected benefit obligation (“PBO”). This difference is recorded as an asset (if overfunded) or a liability (if underfunded), with a corresponding adjustment to accumulated other comprehensive loss, net of tax. The net unrecognized actuarial loss and unrecognized prior service costs are recognized in net periodic benefit cost in the consolidated statements of operations, those amounts are reclassified from accumulated other comprehensive (loss) income. The Company currently measures the funded status of its plan as of the balance sheet date.

In accordance with the Thailand labor law, Charoong Thai is obliged to make payment to retiring employees, at rates of 1 to 10 times of their final month’s salary rate, depending on the length of service. The Company’s net periodic benefit cost was $539, $288 and $851 for the years ended December 31, 2010, 2011 and 2012, respectively.  The plan is not funded and the amount is recognized $453 in current liabilities and $5,387 in other non-current liabilities on the balance sheet. The Company pays to settle the obligations as and when employees retire.

The Company has several defined contribution plans covering its employees in Australia, PRC and Singapore. Contributions to the plan are made annually. Total charges of continuing operations for the years ended December 31, 2010, 2011 and 2012 were $708, $891, and $1,253, respectively and for the year ended December 31, 2010 and the period ended November 30, 2011, that of discontinued operations were $138 and $205, respectively.

In conformity with ASC 715 “Compensation – Retirement Benefits” (“ASC 715”), the following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010, 2011 and 2012 based on the latest actuarial valuation:

	2010	2011	2012

Change in benefit obligation:
Benefit obligation at beginning of year	$ 2,012	$ 2,761	$ 2,935
Foreign currency translation adjustments	285	(136)	110
Service cost	302	181	192
Interest cost	223	106	128
Benefits paid	(61)	(219)	(1,038)
Actuarial loss	–	244	153
Prior service cost	–	–	2,973
Curtailment	–	(2)	–
Other adjustment	–	–	387
Benefit obligation at end of year	$ 2,761	$ 2,935	$ 5,840

Change in plan assets:
Fair value of plan assets at beginning of year	$ –	$ –	$ –
Employer’s contribution	–	–	–
Fair value of plan assets at end of year	$ –	$ –	$ –
Funded status	$ (2,761)	$ (2,935)	$ (5,840)
Unrealized net transition obligation	–	–	–
Unrecognized net actuarial loss (gain)	–	–	–
Accrued benefit cost	$ (2,761)	$ (2,935)	$ (5,840)

Components of net periodic benefit cost:
Service cost	$ 302	$ 181	$ 192
Interest cost	223	106	128
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(7)
Unrecognized actuarial loss	22	9	151
Other adjustment	–	–	387
Net periodic benefit cost	$ 539	$ 288	$ 851

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$ 669	$ 602	$ 748
Prior service (credit) cost	(129)	7	2,862
Total recognized in other comprehensive loss	$ 540	$ 609	$ 3,610

The accumulated benefit obligations amounted to $2,935 and $5,840 as of December 31, 2011 and 2012, respectively.

The estimated net loss and prior service cost (credit) for the defined benefit plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost over the next fiscal year are $17 and $175, respectively.

The actuarial loss increased due to the change in assumption:

-        Discount rate was changed from 4.8%, 4.2% and 4.0% per annum for 2010, 2011 and 2012 to reflect prevailing bond yield.

-        The mortality rate have been updated from TMO97 table (Thailand Mortality Ordinary Lite Tables 1997) to TMO98 table (Thailand Mortality Ordinary Lite Tables 2008) reflect the latest available mortality study.

In 2012, the benefit obligation, periodic cost and prior service cost increased sharply mainly due to Charoong Thai changed plan provisions:

-          Effective January 1, 2012, the Extra Benefits payment to retiring employees was changed at rates of 1 to 5 times of final month’s salary to 29 times. The changes created a prior service cost and increased the benefit obligation totaling $3million (Baht 91million).

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2011 and 2012 are as follows:

	2011	2012
Discount rate	4.2%	4.0%
Rate of increase in compensation levels	6.0% - 8.0%	6.0%
Employee turnover rates:
Prior to age 29	9.0% - 15.0%	9.0% - 15.0%
Age 30 to 39	4.0% - 7.0%	4.0% - 7.0%
Age 40 to 49	2.0% - 5.0%	2.0% - 5.0%
Age 50 and above	0.0% - 2.0%	0.0% - 2.0%

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2013	$ 453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
$ 3,896